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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/08
ss
Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, Inc.

Address: 200 Clarendon St 56th Floor
         Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas P. Alber

Title: Chief Financial Officer

Phone: 617.574.6735

Signature, Place, and Date of Signing:


/s/ Thomas P. Alber           Boston, MA             11/14/08
------------------------     [City, State]            [Date]
 [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ------------------------
28-
   -----------------   ------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68,252,771

Form 13F Information Table Value Total: $ 923,898
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----------------------
      28-
---      -----------------   ----------------------

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                                    Form 13F

                                                                                                                     (SEC USE ONLY)
Page 1 of 1                            Name of Reporting Manager: TA Associates, Inc. 09/30/08

                                                                                   Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)                          Item 8:
                                                                                  Shared-                  Voting Authority
                                Item 2:                            Item 5:          As             Item 7:      (Shares)
                                 Title    Item 3:      Item 4:    Shares of       Defined   (c)   Managers ----------------
            Item 1:                of      CUSIP     Fair Market  Principal  (a)    in    Shared-    See    (a)   (b)   (c)
         Name of Issuer          Class     Number       Value      Amount   Sole Instr. V  Other  Instr. V Sole Shared None  Price
------------------------------- ------- ----------- ------------ ---------- ---- -------- ------- -------- ---- ------ ---- -------
Cardtronics Inc.                 Common 14161H 10 8 $ 96,357,988 12,259,286   X                              X               7.8600
Eagle Test Systems Inc.          Common 270006 10 9 $ 94,219,026  6,154,084   X                              X              15.3100
IntercontinentalExchange Inc     Common 45865V 10 0 $ 98,861,238  1,225,350   X                              X              80.6800
Lumber Liquidators Inc.          Common 55003Q 10 3 $ 42,756,250  3,404,160   X                              X              12.5600
MetroPCS Communications Inc.     Common 591708 10 2 $419,626,776 29,994,766   X                              X              13.9900
Monotype Imaging Holdings Inc.   Common 61022P 10 0 $119,543,768 10,740,680   X                              X              11.1300
PROS Holdings Inc.               Common 74346Y 10 3 $    343,374     36,568   X                              X               9.3900
Tempur-Pedic International Inc.  Common 88023U 10 1 $ 52,189,434  4,437,877   X                              X              11.7600
   COLUMN TOTALS                                     923,897,854 68,252,771